Supplemental Revenue Information	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Supplemental Revenue Information
17	Supplemental Revenue Information
Revenues consist primarily of net patient fees received from various payers and patients based on established contractual billing rates, less allowances for contractual adjustments and implicit price concessions. Revenues are also derived directly from hospitals and healthcare providers and are primarily for radiology and oncology services.
Other revenue consists of miscellaneous fees und
e
r contractual arrangements, including service fee revenue under capitation arrangements with third party payers, management fees, government grants and fees for other services provided to third parties.
The following table summarizes the components of the Company’s revenues by payer category:

	Three months ended September 30, 2021	(Restated- Note 4) Three months ended September 30, 2020	Nine months ended September 30, 2021	(Restated- Note 4) Nine months ended September 30, 2020
Patient fee payers:
Commercial	$51,798	$42,715	$138,672	$120,886
Medicare	13,158	7,491	30,149	20,419
Medicaid	980	2,161	4,837	5,697
Attorney	5,046	5,155	18,298	15,186
Workers comp	3,166	2,604	8,642	7,307
Other patient revenue	2,933	2,549	8,193	6,546

	77,081	62,675	208,791	176,041
Hospital and healthcare providers	30,081	-	30,081	-
Other revenues	1,015	538	2,764	2,706

	$108,177	$63,213	$241,636	$178,747